Vanguard Core Tax-Exempt Bond ETF Investment Strategy - ETF Prospectus [Member] - Vanguard Core Tax-Exempt Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in U.S dollar-denominated municipal bonds from a variety of issuers. As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities that are primarily issued by U.S. states, local governments, or agencies and whose interest is exempt from federal income taxes and the federal alternative minimum tax (AMT).The Fund expects to maintain, under normal market conditions, a dollar-weighted average maturity of 8 to 20 years, but has no limitations on the maturities of individual securities. Although the Fund may invest in municipal bonds of any quality, it typically invests a majority of its assets in municipal bonds rated investment-grade as determined by a nationally recognized statistical rating organization (e.g., Baa3 or higher by Moody’s) or, if unrated, determined to be of comparable quality by the Fund’s advisor. With no more than 20% of its assets, the Fund also may invest in municipal bonds rated below investment-grade (also referred to as high-yield securities or “junk” bonds).The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.